Commitments and Contingencies - Additional Information (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Billions	TWD ($)	USD ($)	TWD ($)
Commitments and contingencies [line items]
Business acquisition		100.00%	100.00%
Business acquisition disposal		100.00%	100.00%
Exclusive licensing of all or material patents or technologies		100.00%	100.00%
Termination fee	$ 17.0
Significant agreements, amount		$ 1,454,580
Significant agreements, unpaid		$ 144,908
Top of range [member]
Commitments and contingencies [line items]
Assumption of aggregated transaction amount of the entire business or assets from others excluded			$ 0.5